Loss Per Share - Basic and Diluted Loss Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Basic (in dollars per share)	$ (0.46)	$ (0.32)	$ (0.45)
Diluted (in dollars per share)	$ (0.46)	$ (0.32)	$ (0.45)